Convertible Note Payable (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Convertible note payable	$ 150,000	$ 150,000
Notes payable conversion price per share	$ 0.40	$ 0.40
Percentage of outstanding principal of notes payable amount	150.00%	150.00%
Note payable interest rate	7.99%	7.99%
Convertible Notes Payable [Member]
Note payable interest rate	5.00%	5.00%
Unsecured Note Payable 1 [Member ]
Note payable interest rate		7.00%
Unsecured Note Payable Two [Member]
Note payable interest rate		6.00%